Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Aug. 25, 2024
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5		$ 5
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares	722,070,767		722,070,767		729,529,876
Common shares convertible from Stock Option Plan			6,585,406		6,554,492
Number of share options exercisable in share-based payment arrangement	3,080,854		3,080,854		2,856,460
Common Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares issued under Stock Option Plan	211,309	88,707	685,719	479,703
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Common shares issued under Shareholder Dividend Reinvestment and Share Purchase Plan		3,732,736		7,790,724
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares					55,172
4.800% Additional Tier 1 Capital Notes [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate						4.80%
Borrowings, adjustment to interest rate basis						6.709%